MarketDesk Focused U.S. Dividend ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	3,983	$1,851,816

Agricultural Products & Services - 1.0%
Archer-Daniels-Midland Co.	15,804	927,063

Air Freight & Logistics - 4.0%
CH Robinson Worldwide, Inc.	26,274	1,865,454
United Parcel Service, Inc. - Class B	12,522	1,846,745
		3,712,199

Asset Management & Custody Banks - 2.0%
T Rowe Price Group, Inc.	16,800	1,840,776

Broadcasting - 3.0%
Nexstar Media Group, Inc. - Class A	11,506	1,841,650
TEGNA, Inc.	68,068	928,448
		2,770,098

Broadline Retail - 1.0%
eBay, Inc.	17,874	921,226

Cable & Satellite - 2.0%
Comcast Corp. - Class A	48,500	1,848,335

Commercial & Residential Mortgage Finance - 1.0%
Essent Group Ltd.	17,341	918,553

Communications Equipment - 1.0%
Cisco Systems, Inc.	19,617	921,607

Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	24,902	1,833,783

Consumer Staples Merchandise Retail - 1.0%
Target Corp.	5,748	925,313

Data Processing & Outsourced Services - 2.0%
Genpact Ltd.	59,086	1,816,304

Distillers & Vintners - 2.0%
Brown-Forman Corp. - Class B	38,504	1,842,416

Distributors - 1.0%
LKQ Corp.	21,161	912,674

MarketDesk Focused U.S. Dividend ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Diversified Financial Services - 2.0%
Voya Financial, Inc.	27,067	$1,844,887

Electric Utilities - 3.0%
NextEra Energy, Inc.	27,538	1,844,219
Xcel Energy, Inc.	17,194	923,834
		2,768,053

Electronic Manufacturing Services - 1.0%
TE Connectivity Ltd.	6,494	918,771

Fertilizers & Agricultural Chemicals - 4.0%
FMC Corp.	31,094	1,834,857
Mosaic Co.	58,746	1,844,037
		3,678,894

Gas Utilities - 3.0%
Atmos Energy Corp.	15,701	1,851,148
ONE Gas, Inc.	14,429	930,959
		2,782,107

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	17,411	1,845,044

Health Care Services - 2.0%
Quest Diagnostics, Inc.	13,117	1,812,507

Home Improvement Retail - 2.0%
Home Depot, Inc.	5,546	1,853,584

Household Appliances - 1.0%
Whirlpool Corp.	9,578	908,569

Household Products - 4.0%
Clorox Co.	6,278	928,328
Kimberly-Clark Corp.	13,589	1,855,306
Procter & Gamble Co.	5,700	930,240
		3,713,874

Human Resource & Employment Services - 5.9%
Automatic Data Processing, Inc.	7,598	1,837,880
Insperity, Inc.	17,783	1,830,404
Robert Half, Inc.	26,715	1,847,076
		5,515,360

MarketDesk Focused U.S. Dividend ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	4,813	$927,609

Industrial Gases - 2.0%
Air Products and Chemicals, Inc.	7,992	1,888,829

Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	6,859	1,837,938

Investment Banking & Brokerage - 1.0%
Stifel Financial Corp.	11,545	922,676

Leisure Products - 1.0%
Polaris, Inc.	10,780	918,025

Multi-Utilities - 4.0%
Ameren Corp.	24,941	1,842,392
WEC Energy Group, Inc.	22,451	1,855,350
		3,697,742

Oil & Gas Exploration & Production - 4.9%
California Resources Corp.	17,409	920,240
Chesapeake Energy Corp.(a)	10,051	903,384
Chord Energy Corp.	5,104	903,306
Civitas Resources, Inc.	12,652	910,438
Northern Oil & Gas, Inc.	21,974	896,319
		4,533,687

Packaged Foods & Meats - 7.9%
Hershey Co.	9,408	1,824,399
Hormel Foods Corp.	52,070	1,851,610
McCormick & Co., Inc.	24,274	1,846,280
Mondelez International, Inc. - Class A	25,621	1,843,175
		7,365,464

Paper & Plastic Packaging Products & Materials - 1.0%
Sonoco Products Co.	16,381	918,155

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	20,742	911,403
Johnson & Johnson	12,705	1,837,016
		2,748,419

Professional Services - 2.0%
Paychex, Inc.	15,575	1,850,466

MarketDesk Focused U.S. Dividend ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 4.0%
American Financial Group, Inc.	14,637	$1,869,876
Cincinnati Financial Corp.	16,014	1,852,660
		3,722,536

Semiconductors - 4.0%
Microchip Technology, Inc.	19,967	1,836,565
Texas Instruments, Inc.	10,389	1,832,827
		3,669,392

Semiconductors & Semiconductor Equipment - 2.0%
Skyworks Solutions, Inc.	17,220	1,835,480

Soft Drinks & Non-alcoholic Beverages - 3.0%
Coca-Cola Co.	14,955	923,770
PepsiCo, Inc.	10,543	1,854,619
		2,778,389

Water Utilities - 2.0%
American Water Works Co., Inc.	15,135	1,851,313
TOTAL COMMON STOCKS (Cost $90,498,559)		92,149,933

SHORT-TERM INVESTMENTS - 1.5%
Investments Purchased with Proceeds from Securities Lending - 1.0%
First American Government Obligations Fund - Class X, 5.23%(b)	908,865	908,865

Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(b)	462,362	462,362
TOTAL SHORT-TERM INVESTMENTS (Cost $1,371,227)		1,371,227

TOTAL INVESTMENTS - 101.2% (Cost $91,869,786)		$92,521,160
Liabilities in Excess of Other Assets - (1.2)%		(1,067,743)
TOTAL NET ASSETS - 100.0%		$92,453,417

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $859,882 which represented 0.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MarketDesk Focused U.S. Dividend ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MarketDesk Focused U.S. Dividend ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets
Common Stocks	$92,149,933	$—	$—	$92,149,933
Investments Purchased with Proceeds from Securities Lending	908,865	—	—	908,865
Money Market Funds	462,362	—	—	462,362
Total Assets	$93,521,160	$—	$—	$93,521,160

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended April 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.